UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21788

Name of Registrant:	Seligman TargetHorizon ETF Portfolios, Inc.

Address of Principal Executive Offices:	225 Franklin Street
Boston, Massachusetts 02110

Name and address of agent of service:	Scott R. Plummer
Columbia Management Investment Advisers, LLC
5228 Ameriprise Financial Center
Minneapolis, Minnesota 55474

Registrant’s telephone number including area code: 612-671-1947

Date of fiscal year end:	9/30

Date of reporting period:	7/01/2010 – 11/30/2010*

* Through the liquidation date for each Fund as noted below.

Fund	Notes
Seligman TargETFund 2015 Fund	The Fund was liquidated on 11/30/2010.
Seligman TargETFund 2025 Fund	The Fund was liquidated on 11/30/2010.
Seligman TargETFund 2035 Fund	The Fund was liquidated on 11/30/2010.
Seligman TargETFund 2045 Fund	The Fund was liquidated on 11/30/2010.
Seligman TargETFund Core Fund	The Fund was liquidated on 11/30/2010.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21788

Reporting Period: 07/01/2010 - 11/30/2010

Seligman TargetHorizon ETF Portfolios, Inc.

Item 1. Proxy Voting Record

=========================== SELIGMAN TARGETFUND 2015 FUND ===========================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

=========================== SELIGMAN TARGETFUND 2025 FUND ===========================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

=========================== SELIGMAN TARGETFUND 2035 FUND ===========================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

=========================== SELIGMAN TARGETFUND 2045 FUND ===========================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

=========================== SELIGMAN TARGETFUND CORE FUND ===========================

The Fund has no reportable data as the Fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman TargetHorizon ETF Portfolios, Inc.

By (Signature and Title)*	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Date:	August 19, 2011

* Print the name and title of each signing officer under his or her signature.